Meridian Contrarian Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
Common Stocks - 98.2%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Telephone and Data Systems, Inc.	559,000	$10,900,500
Total Communication Services		10,900,500
Consumer Discretionary - 11.2%
Auto Components - 2.3%
Aptiv Plc[1]	48,000	7,150,560
Lear Corp.	58,000	9,075,840
		16,226,400
Diversified Consumer Services - 1.2%
Frontdoor, Inc.[1]	198,000	8,296,200
Hotels, Restaurants & Leisure - 1.4%
Penn National Gaming, Inc.[1]	105,000	7,608,300
PlayAGS, Inc.[1]	285,000	2,245,800
		9,854,100
Household Durables - 2.9%
Newell Brands, Inc.	620,000	13,726,800
Purple Innovation, Inc.[1]	322,015	6,768,755
		20,495,555
Multiline Retail - 0.4%
Nordstrom, Inc.[1]	103,000	2,724,350
Specialty Retail - 3.0%
Monro, Inc.	173,000	9,949,230
Sally Beauty Holdings, Inc.[1]	585,000	9,857,250
Vroom, Inc.[1,2]	67,000	1,478,690
		21,285,170
Total Consumer Discretionary		78,881,775
Consumer Staples - 4.1%
Beverages - 2.3%
Molson Coors Beverage Co. Class B	188,000	8,719,440
Vintage Wine Estates, Inc.[1,2]	740,000	7,555,400
		16,274,840
Food Products - 1.8%
TreeHouse Foods, Inc.[1]	311,000	12,402,680
Total Consumer Staples		28,677,520
Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
APA Corp.	470,000	10,072,100
California Resources Corp.[1]	130,000	5,330,000
Cameco Corp. (Canada)	175,000	3,802,750
Cimarex Energy Co.[1]	112,000	9,766,400
Total Energy		28,971,250
	Shares	Value
Financials - 10.6%
Banks - 6.3%
Comerica, Inc.	87,000	$7,003,500
First Horizon Corp.	933,000	15,198,570
U.S. Bancorp	251,000	14,919,440
Wells Fargo & Co.	149,000	6,915,090
		44,036,600
Capital Markets - 0.3%
Vector Acquisition Corp. Acquisition Date: 8/24/21, Cost $1,707,320[1,3]	170,732	2,340,821
Insurance - 4.0%
American International Group, Inc.	233,000	12,789,370
Axis Capital Holdings Ltd.	333,000	15,331,320
		28,120,690
Total Financials		74,498,111
Health Care - 9.1%
Biotechnology - 3.3%
Albireo Pharma, Inc.[1]	130,750	4,079,400
Deciphera Pharmaceuticals, Inc.[1]	99,000	3,364,020
Heron Therapeutics, Inc.[1,2]	755,790	8,079,395
Legend Biotech Corp. ADR[1]	87,821	4,440,230
ORIC Pharmaceuticals, Inc.[1]	24,376	509,702
Precision BioSciences, Inc.[1]	229,151	2,644,403
		23,117,150
Health Care Equipment & Supplies - 1.5%
Merit Medical Systems, Inc.[1]	118,810	8,530,558
Talis Biomedical Corp.[1,2]	339,202	2,120,012
		10,650,570
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc.[1]	280,000	17,858,400
Health Care Technology - 1.8%
Change Healthcare, Inc.[1]	605,000	12,668,700
Total Health Care		64,294,820
Industrials - 20.6%
Building Products - 1.2%
Advanced Drainage Systems, Inc.	76,611	8,287,012
Commercial Services & Supplies - 5.3%
ACV Auctions, Inc. Class A1	76,833	1,374,542
Covanta Holding Corp.	960,000	19,315,200
Driven Brands Holdings, Inc.[1]	438,500	12,668,265
VSE Corp.	90,000	4,335,300
		37,693,307
Construction & Engineering - 1.7%
API Group Corp.[1]	591,000	12,026,850

Meridian Funds	1	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares	Value
Electrical Equipment - 0.7%
American Superconductor Corp.[1]	335,000	$4,884,300
Machinery - 4.2%
CNH Industrial, N.V. (United Kingdom)	1,194,000	19,832,340
Evoqua Water Technologies Corp.[1]	254,000	9,540,240
		29,372,580
Marine - 1.9%
Matson, Inc.	170,000	13,720,700
Professional Services - 1.9%
CACI International, Inc. Class A1	50,000	13,105,000
Road & Rail - 2.1%
AMERCO	23,000	14,858,690
Trading Companies & Distributors - 1.6%
Univar Solutions, Inc.[1]	462,000	11,004,840
Total Industrials		144,953,279
Information Technology - 21.7%
Communications Equipment - 2.0%
Juniper Networks, Inc.	501,000	13,787,520
Electronic Equipment, Instruments & Components - 1.4%
Trimble, Inc.[1]	123,156	10,129,581
IT Services - 1.5%
Sabre Corp.[1,2]	897,000	10,620,480
Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices, Inc.[1]	119,000	12,245,100
Allegro MicroSystems, Inc. (Japan)[1]	142,000	4,538,320
Ambarella, Inc.[1]	80,000	12,459,200
Micron Technology, Inc.	135,000	9,582,300
NVIDIA Corp.	20,000	4,143,200
ON Semiconductor Corp.[1]	336,000	15,378,720
Photronics, Inc.[1]	669,000	9,118,470
SMART Global Holdings, Inc.[1,2]	416,000	18,512,000
		85,977,310
Software - 4.6%
Cerence, Inc.[1,2]	60,250	5,790,628
Clear Secure, Inc. Class A1,2	41,200	1,691,260
Cognyte Software Ltd. (Israel)[1]	483,000	9,925,650
Sumo Logic, Inc.[1,2]	365,000	5,883,800
Zuora, Inc. Class A1	564,000	9,351,120
		32,642,458
Total Information Technology		153,157,349
	Shares	Value
Materials - 1.9%
Chemicals - 1.9%
Olin Corp.	282,000	$13,606,500
Total Materials		13,606,500
Real Estate - 8.7%
Equity Real Estate Investment Trusts (REITS) - 8.7%
Alexander & Baldwin, Inc.	695,000	16,290,800
DigitalBridge Group, Inc.[1,2]	3,107,000	18,735,210
NETSTREIT Corp.	442,000	10,453,300
VICI Properties, Inc.[2]	548,000	15,568,680
Total Real Estate		61,047,990
Utilities - 4.7%
Electric Utilities - 1.8%
Avangrid, Inc.[2]	256,000	12,441,600
Gas Utilities - 1.6%
Northwest Natural Holding Co.	251,000	11,543,490
Independent Power & Renewable Electricity Producers - 1.3%
Brookfield Renewable Corp. Class A2	242,697	9,419,071
Total Utilities		33,404,161
Total Common Stocks - 98.2% (Cost $484,300,248)		692,393,255
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/1/25[1]	450,000	148,500
Total Information Technology		148,500
Total Warrants - 0.0% (Cost $250,695)		148,500

Put Options Purchased - 0.0%
Total Put Options Purchased - 0.0% (Cost $639,712)	456,000
Shares/ Principal Amount
Short-Term Investments - 2.3%[4]
Money Market Funds - 1.1%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.03%	1,135,000	1,135,000

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares/ Principal Amount	Value
Federated Treasury Obligations Fund, Institutional Class, 0.03%	1,156,000	$1,156,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%	960,000	960,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.03%	1,135,000	1,135,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.03%	1,135,000	1,135,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.03%	1,224,000	1,224,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.03%	1,135,000	1,135,000
Total Money Market Funds (Cost $7,880,000)		7,880,000
Repurchase Agreements - 1.2%
Bank of America Securities, Inc., dated 9/30/21, due 10/1/21, 0.05% total to be received $3,826,548 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 5.00%, 9/1/31 - 7/1/60, totaling $3,903,074)	$3,826,543	3,826,543
Nomura Securities International, Inc., dated 9/30/21, due 10/1/21, 0.04% total to be received $563,510 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 2.50%, 12/31/21 - 9/20/51, totaling $574,779)	563,509	563,509
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/30/21, due 10/1/21, 0.05% total to be received $3,826,548 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/31/21 - 5/1/58, totaling $3,903,074)	$3,826,543	$3,826,543
Total Repurchase Agreements (Cost $8,216,595)		8,216,595
Total Short-Term Investments - 2.3% (Cost $16,096,595)		16,096,595
Total Investments - 100.5% (Cost $501,287,250)		709,094,350
Liabilities in Excess of Other Assets - (0.5)%		(3,800,807)
Net Assets - 100.0%		$705,293,543
Value
Call Options Written - (0.0)%
Total Call Options Written - (0.0)% (Premium received $(583,285))	$(122,000)

Meridian Funds	3	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2021. Total value of such securities at period-end amounts to $73,852,954 and represents 10.47% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $2,340,821 and represents 0.33% of net assets.
[4]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
Exchange-Traded Options Purchased
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
Put
Nordstrom, Inc.	27.50	11/19/21	1,000	$2,645,000	$235,788	$256,000
DigitalBridge Group, Inc.	6.00	12/17/21	5,000	3,015,000	403,924	200,000
				Total	$639,712	$456,000
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Nordstrom, Inc.	30.00	11/19/21	1,000	$2,645,000	$(262,211)	$(97,000)
DigitalBridge Group, Inc.	8.00	12/17/21	5,000	3,015,000	(321,074)	(25,000)
				Total	$(583,285)	$(122,000)

Meridian Funds	5	www.meridianfund.com